12. Share-Based Compensation (Details - Non-employee option activity) - Non Employee Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options outstanding, beginning balance	895,520	415,520
Options granted	1,000,000	480,000
Options exercised	0	0
Options outstanding, ending balance	1,895,520	895,520	415,520
Options vested or expected to vest	1,895,520
Options exercisable	972,926	383,664
Weighted-average exercise price outstanding, beginning balance	$ 0.39	$ 0.52
Weighted-average exercise price, granted	0.42	0.25
Weighted-average exercise price, ending balance	.41	0.39	$ 0.52
Weighted-average exercise price, vested or expected to vest	0.41
Weighted-average exercise price, exercisable	$ .41	$ .42
Weighted-average remaining life outstanding	8 years 2 months 23 days	7 years 7 months 6 days	5 years 10 months 24 days
Weighted-average remaining life, vested or expected to vest	8 years 2 months 23 days
Weighted-average remaining life, exercisable	7 years 4 months 13 days	6 years 4 months 24 days
Aggregate intrinsic value, outstanding beginning balance	$ 159	$ 49
Aggregate intrinsic value, outstanding ending balance	220,764	159	$ 49
Aggregate intrinsic value, vested or expected to vest	220,764
Aggregate intrinsic value, exercisable	$ 119,164	$ 159